FINANCIAL RISK MANAGEMENT (Tables)	3 Months Ended
Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of sensitivity analysis

	Effect on profit / (loss) before tax		Effect on other comprehensive income
Change in foreign exchange rate against US$	10% depreciation	10% appreciation	10% depreciation	10% appreciation

2018
Euro	(2)	3	—	—
Russian Ruble	(32)	35	70	(77)
Bangladeshi Taka	(76)	83	—	—
Pakistani Rupee	(19)	20	—	—
Georgian Lari	(34)	37	—	—
Other currencies	—	—	—	—

2017
Euro	(18)	20	132	(145)
Russian Ruble	44	(48)	—	—
Bangladeshi Taka	(69)	76	—	—
Pakistani Rupee	(27)	30	—	—
Georgian Lari	(32)	35	—	—
Other currencies	(11)	12	—	—

Schedule of available facilities for liquidity risk
The Company had the following available facilities as of balance sheet date for the years indicated below:

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2018
VEON Holdings B.V. – Revolving Credit Facility	Feb 2022	US$1,688*	—	US$1,688	1,688	—	1,688
Pakistan Mobile Communications Limited - Syndicated Term Loan Facility	Jun 2019	PKR 26,750	PKR 17,000	PKR 9,750	191	122	69
Pakistan Mobile Communications Limited - Term Loan Facility	Jun 2019	PKR 10,000	PKR 5,463	PKR 4,537	72	39	33

* Facility amount of US$1,688 is available until February 2020. Subsequently a reduced facility amount of US$1,586 is available until February 2021 and further reduced facility amount of US$1,382 is available until February 2022

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2017
VEON Holdings B.V. – Revolving Credit Facility *	Feb 2021	US$1,688	US$250	US$1,438	1,688	250	1,438
VEON Holdings B.V. – Term Loan Facility	May 2018	RUB 45,000	RUB 30,000	RUB 15,000	781	520	261
Banglalink Digital Communications Ltd. – Syndicated Term Loan Facility	Sep 2018	BDT 29,300	—	BDT 29,300	353	—	353
Pakistan Mobile Communications Limited - Syndicated Term Loan Facility	Jun 2018	PKR 26,750	PKR 17,000	PKR 9,750	242	154	88
Pakistan Mobile Communications Limited - Term Loan Facility	Jun 2018	PKR 10,000	PKR 5,000	PKR 5,000	90	45	45

* Facility amount of US$1,688 is available until February 2020. Subsequently a reduced facility amount of US$1,586 is available until February 2021.

Schedule of maturity analysis of financial liabilities
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Payments related to variable interest rate financial liabilities and derivatives are included based on the interest rates and foreign currency exchange rates applicable as of December 31, 2018 and 2017, respectively. The total amounts in the table differ from the carrying amounts as stated in Note 16 as the below table includes both undiscounted principal amounts and interest while the carrying amounts are measured using the effective interest rate method.

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
At December 31, 2018
Bank loans and bonds	1,697	3,866	2,642	579	8,784
Derivative financial liabilities
Gross cash inflows	(368)	(54)	—	—	(422)
Gross cash outflows	394	68	—	—	462
Trade and other payables	1,425	—	—	—	1,425
Other financial liabilities	—	62	—	—	62
Warid non-controlling interest put option liability	—	306	—	—	306
Total financial liabilities	3,148	4,248	2,642	579	10,617

Related derivatives financial assets
Gross cash inflows	(300)	(610)	(330)	—	(1,240)
Gross cash outflows	286	634	354	—	1,274
Related derivative financial assets	(14)	24	24	—	34

Total financial liabilities, net of derivative assets	3,134	4,272	2,666	579	10,651

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
At December 31, 2017
Bank loans and bonds	1,862	4,141	4,958	2,774	13,735
Derivative financial liabilities
Gross cash inflows	(37)	(49)	(12)	—	(98)
Gross cash outflows	29	27	51	—	107
Trade and other payables	1,523	—	—	—	1,523
Other financial liabilities	—	62	—	—	62
Warid non-controlling interest put option liability	—	310	—	—	310
Total financial liabilities	3,377	4,491	4,997	2,774	15,639

Related derivatives financial assets
Gross cash inflows	(275)	—	—	—	(275)
Gross cash outflows	270	—	—	—	270
Related derivative financial assets	(5)	—	—	—	(5)

Total financial liabilities, net of derivative assets	3,372	4,491	4,997	2,774	15,634